Columbia Contrarian Core Fund
Third Quarter Report
May 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Contrarian Core Fund, May 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.7%
Issuer	Shares	Value ($)
Communication Services 11.3%
Entertainment 1.4%
Take-Two Interactive Software, Inc.(a)	1,229,571	197,174,005
Interactive Media & Services 8.8%
Alphabet, Inc., Class A(a)	2,043,150	352,443,375
Alphabet, Inc., Class C(a)	1,751,417	304,676,501
Meta Platforms, Inc., Class A	1,003,075	468,265,502
Pinterest, Inc., Class A(a)	3,015,612	125,117,742
Total		1,250,503,120
Wireless Telecommunication Services 1.1%
T-Mobile US, Inc.	910,385	159,280,960
Total Communication Services		1,606,958,085
Consumer Discretionary 8.5%
Automobiles 0.4%
Tesla, Inc.(a)	320,904	57,146,584
Broadline Retail 5.9%
Amazon.com, Inc.(a)	3,651,913	644,343,530
eBay, Inc.	3,712,961	201,316,745
Total		845,660,275
Hotels, Restaurants & Leisure 0.2%
Las Vegas Sands Corp.	614,190	27,656,976
Textiles, Apparel & Luxury Goods 2.0%
NIKE, Inc., Class B	1,700,411	161,624,066
Tapestry, Inc.	2,718,659	118,234,480
Total		279,858,546
Total Consumer Discretionary		1,210,322,381
Consumer Staples 5.0%
Consumer Staples Distribution & Retail 2.8%
Dollar Tree, Inc.(a)	288,087	33,979,862
Sysco Corp.	2,566,193	186,870,174
Walmart, Inc.	2,771,237	182,236,545
Total		403,086,581
Food Products 0.3%
Mondelez International, Inc., Class A	634,340	43,471,320
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.3%
Procter & Gamble Co. (The)	1,135,508	186,836,486
Personal Care Products 0.6%
Coty, Inc., Class A(a)	8,050,296	83,401,067
Total Consumer Staples		716,795,454
Energy 4.0%
Oil, Gas & Consumable Fuels 4.0%
Canadian Natural Resources Ltd.	2,206,288	169,509,107
Chevron Corp.	1,582,268	256,802,096
EOG Resources, Inc.	1,084,632	135,090,916
Total		561,402,119
Total Energy		561,402,119
Financials 13.0%
Banks 4.7%
Bank of America Corp.	5,365,442	214,564,025
JPMorgan Chase & Co.	1,269,055	257,148,615
Wells Fargo & Co.	3,130,673	187,589,926
Total		659,302,566
Capital Markets 2.9%
BlackRock, Inc.	246,011	189,927,872
Charles Schwab Corp. (The)	1,632,007	119,593,473
S&P Global, Inc.	228,139	97,531,704
Total		407,053,049
Consumer Finance 0.7%
American Express Co.	434,595	104,302,800
Financial Services 3.8%
Berkshire Hathaway, Inc., Class B(a)	105,833	43,857,195
Block, Inc., Class A(a)	1,335,813	85,598,897
MasterCard, Inc., Class A	428,649	191,636,109
Visa, Inc., Class A	800,542	218,115,673
Total		539,207,874
Insurance 0.9%
Aon PLC, Class A	463,836	130,634,771
Total Financials		1,840,501,060

Columbia Contrarian Core Fund  | 2024

Portfolio of Investments  (continued)
Columbia Contrarian Core Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 12.2%
Biotechnology 3.7%
AbbVie, Inc.	1,191,453	192,109,882
Biogen, Inc.(a)	609,965	137,205,527
BioMarin Pharmaceutical, Inc.(a)	1,119,805	84,063,761
Vertex Pharmaceuticals, Inc.(a)	252,905	115,157,763
Total		528,536,933
Health Care Equipment & Supplies 2.4%
Abbott Laboratories	837,751	85,609,775
Becton Dickinson & Co.	471,343	109,337,436
Boston Scientific Corp.(a)	1,801,385	136,130,664
Total		331,077,875
Health Care Providers & Services 1.9%
Elevance Health, Inc.	497,845	268,079,576
Life Sciences Tools & Services 2.1%
IQVIA Holdings, Inc.(a)	273,337	59,885,403
Thermo Fisher Scientific, Inc.	419,937	238,515,817
Total		298,401,220
Pharmaceuticals 2.1%
Eli Lilly & Co.	234,117	192,055,540
Pfizer, Inc.	3,801,313	108,945,630
Total		301,001,170
Total Health Care		1,727,096,774
Industrials 9.3%
Aerospace & Defense 2.7%
General Electric Co.	779,259	128,686,831
L3Harris Technologies, Inc.	203,098	45,662,524
RTX Corp.	1,974,067	212,824,163
Total		387,173,518
Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	936,895	130,162,822
Electrical Equipment 1.3%
Emerson Electric Co.	1,401,339	157,174,182
GE Vernova, Inc.(a)	194,814	34,267,783
Total		191,441,965
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 1.4%
Uber Technologies, Inc.(a)	1,544,620	99,720,667
Union Pacific Corp.	404,434	94,160,324
Total		193,880,991
Industrial Conglomerates 1.7%
Honeywell International, Inc.	1,169,176	236,395,695
Machinery 0.7%
Parker-Hannifin Corp.	182,526	97,016,220
Passenger Airlines 0.6%
United Airlines Holdings, Inc.(a)	1,580,045	83,726,585
Total Industrials		1,319,797,796
Information Technology 29.7%
Electronic Equipment, Instruments & Components 1.5%
TE Connectivity Ltd.	1,387,661	207,732,852
IT Services 0.6%
Accenture PLC, Class A	124,377	35,110,383
International Business Machines Corp.	332,823	55,531,518
Total		90,641,901
Semiconductors & Semiconductor Equipment 11.9%
Advanced Micro Devices, Inc.(a)	597,545	99,730,260
Entegris, Inc.	666,477	84,209,369
Lam Research Corp.	192,694	179,675,593
Marvell Technology, Inc.	591,216	40,681,573
NVIDIA Corp.	881,742	966,680,207
ON Semiconductor Corp.(a)	1,910,188	139,520,132
QUALCOMM, Inc.	835,520	170,487,856
Total		1,680,984,990
Software 9.0%
Adobe, Inc.(a)	188,967	84,044,963
Intuit, Inc.	175,624	101,236,698
Microsoft Corp.	2,443,096	1,014,202,442
Palo Alto Networks, Inc.(a)	267,414	78,863,063
Total		1,278,347,166
Technology Hardware, Storage & Peripherals 6.7%
Apple, Inc.	4,972,899	956,039,833
Total Information Technology		4,213,746,742
Columbia Contrarian Core Fund  | 2024

Portfolio of Investments  (continued)
Columbia Contrarian Core Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 1.9%
Chemicals 0.4%
Sherwin-Williams Co. (The)	172,380	52,369,044
Containers & Packaging 0.4%
Avery Dennison Corp.	257,397	58,580,983
Metals & Mining 1.1%
Newmont Corp.	3,920,557	164,428,161
Total Materials		275,378,188
Real Estate 1.1%
Specialized REITs 1.1%
American Tower Corp.	769,159	150,555,183
Total Real Estate		150,555,183
Utilities 1.7%
Multi-Utilities 1.7%
DTE Energy Co.	983,558	114,614,014
Public Service Enterprise Group, Inc.	1,631,403	123,595,091
Total		238,209,105
Total Utilities		238,209,105
Total Common Stocks (Cost $7,481,193,553)		13,860,762,887

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(b),(c)	305,741,337	305,680,189
Total Money Market Funds (Cost $305,620,821)		305,680,189
Total Investments in Securities (Cost: $7,786,814,374)		14,166,443,076
Other Assets & Liabilities, Net		24,027,392
Net Assets		14,190,470,468
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	255,220,678	2,121,781,388	(2,071,343,833)	21,956	305,680,189	(21,916)	11,986,915	305,741,337
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Contrarian Core Fund  | 2024

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3QT133_08_P01_(07/24)